Schedule of outstanding warrants (Details) - Liability Warrants [Member]	6 Months Ended
Feb. 28, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding, beginning balance | shares	2,405,369
Weighted average exercise price, outstanding, beginning balance | $ / shares	$ 9.60
Number of warrants, outstanding, ending balance | shares	2,405,614
Weighted average exercise price, outstanding, ending balance | $ / shares	$ 9.56
Number of warrants, Issued on conversion of convertible debt | shares	38,666
Weighted average exercise price, Issued on conversion of convertible debt | $ / shares	$ 7.50
Number of warrants, Exercised | shares	(37,991)
Weighted average exercise price, Exercised | $ / shares	$ 8.72
Number of warrants, Expired | shares	(430)
Weighted average exercise price, Expired | $ / shares	$ 153.81